Prepayments for Construction and Equipment Purchase (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Prepayments for Construction and Equipment Purchase [Abstract]
Prepayments for equipment purchase		$ 527,568	$ 768,129
Deposit for plant construction	[1]		1,321,990
Prepayments for land construction			102,117
Total		$ 527,568	$ 2,192,236

[1]	The deposit for plant construction of Phase I had been fully refunded in 2017 and no additional deposit was required for the construction of Phase II.